Weighted-Average Assumptions Used under Black-Scholes Option Pricing Model to Estimate Fair Value of Options on Grant Date (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Risk-free interest rate			2.27%
Expected life			5 years 6 months
Assumed volatility			28.80%
Expected dividends			2.00%
Fair value on grant date			$ 9.94